Expense Example - AMG River Road Focused Absolute Value Fund	Feb. 01, 2021 USD ($)
CLASS I SHARES
Expense Example:
Expense Example, with Redemption, 1 Year	$ 84
Expense Example, with Redemption, 3 Years	278
Expense Example, with Redemption, 5 Years	490
Expense Example, with Redemption, 10 Years	1,100
CLASS N SHARES
Expense Example:
Expense Example, with Redemption, 1 Year	109
Expense Example, with Redemption, 3 Years	357
Expense Example, with Redemption, 5 Years	625
Expense Example, with Redemption, 10 Years	1,390
CLASS Z Shares
Expense Example:
Expense Example, with Redemption, 1 Year	80
Expense Example, with Redemption, 3 Years	266
Expense Example, with Redemption, 5 Years	468
Expense Example, with Redemption, 10 Years	$ 1,053